UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

U.S. High Yield Fund

Investor Class (TUHYX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$39	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$509,151
Number of Portfolio Holdings	97

Portfolio Turnover Rate	52.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB Rated	3.7%
BB Rated	29.4
B Rated	44.3
CCC Rated	10.4
Bank Debt	6.3
D Rated	0.2
Reserves	5.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.2%
Osaic Holdings	2.1
Enbridge	2.0
Six Flags Entertainment	1.9
DISH Network	1.9
CCO Holdings	1.9
Aretec Group	1.9
Heartland Dental	1.9
eG Global Finance	1.6
Sabre GLBL	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1106-053 1/25

U.S. High Yield Fund

Investor Class (TUHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. High Yield Fund

Advisor Class (TUHAX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$46	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$509,151
Number of Portfolio Holdings	97

Portfolio Turnover Rate	52.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB Rated	3.7%
BB Rated	29.4
B Rated	44.3
CCC Rated	10.4
Bank Debt	6.3
D Rated	0.2
Reserves	5.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.2%
Osaic Holdings	2.1
Enbridge	2.0
Six Flags Entertainment	1.9
DISH Network	1.9
CCO Holdings	1.9
Aretec Group	1.9
Heartland Dental	1.9
eG Global Finance	1.6
Sabre GLBL	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1107-053 1/25

U.S. High Yield Fund

Advisor Class (TUHAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. High Yield Fund

I Class (TUHIX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$31	0.60%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$509,151
Number of Portfolio Holdings	97

Portfolio Turnover Rate	52.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB Rated	3.7%
BB Rated	29.4
B Rated	44.3
CCC Rated	10.4
Bank Debt	6.3
D Rated	0.2
Reserves	5.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.2%
Osaic Holdings	2.1
Enbridge	2.0
Six Flags Entertainment	1.9
DISH Network	1.9
CCO Holdings	1.9
Aretec Group	1.9
Heartland Dental	1.9
eG Global Finance	1.6
Sabre GLBL	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1108-053 1/25

U.S. High Yield Fund

I Class (TUHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund
TUHAX U.S. High Yield Fund–
.
Advisor Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8 .35 $ 8 .02 $ 8 .73 $ 10 .11 $ 9 .39 $ 9 .61
Investment
activities
Net investment
income
(1)(2)
0 .31 0 .62 0 .60 0 .55 0 .56 0 .55
Net realized and
unrealized gain/
loss 0 .14 0 .34 ( 0 .71 ) ( 1 .30 ) 0 .72 ( 0 .22 )
Total from
investment
activities 0 .45 0 .96 ( 0 .11 ) ( 0 .75 ) 1 .28 0 .33
Distributions
Net investment
income ( 0 .31 ) ( 0 .63 ) ( 0 .60 ) ( 0 .55 ) ( 0 .56 ) ( 0 .55 )
Net realized gain — — — ( 0 .08 ) — —
Total distributions ( 0 .31 ) ( 0 .63 ) ( 0 .60 ) ( 0 .63 ) ( 0 .56 ) ( 0 .55 )
NET ASSET
VALUE
End of period $ 8 .49 $ 8 .35 $ 8 .02 $ 8 .73 $ 10 .11 $ 9 .39

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .43% 12 .31% ( 1 .11 ) % ( 7 .87 ) % 13 .94% 3 .43%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .81%
(4)
0 .83% 0 .87% 0 .78% 0 .79% 0 .87%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(4)
0 .75% 0 .75% 0 .77% 0 .79% 0 .79%
Net investment
income 7 .32%
(4)
7 .57% 7 .34% 5 .62% 5 .60% 5 .75%
Portfolio turnover
rate 52 .1% 87 .0% 31 .6% 73 .4% 135 .3% 156 .7%
Net assets, end
of period (in
thousands) $271,945 $254,953 $216,586 $266,157 $437,017 $276,480
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8 .34 $ 8 .01 $ 8 .71 $ 10 .10 $ 9 .38 $ 9 .61
Investment
activities
Net investment
income
(1)(2)
0 .30 0 .61 0 .58 0 .54 0 .55 0 .54
Net realized and
unrealized gain/
loss 0 .14 0 .33 ( 0 .70 ) ( 1 .31 ) 0 .71 ( 0 .24 )
Total from
investment
activities 0 .44 0 .94 ( 0 .12 ) ( 0 .77 ) 1 .26 0 .30
Distributions
Net investment
income ( 0 .30 ) ( 0 .61 ) ( 0 .58 ) ( 0 .54 ) ( 0 .54 ) ( 0 .53 )
Net realized gain — — — ( 0 .08 ) — —
Total distributions ( 0 .30 ) ( 0 .61 ) ( 0 .58 ) ( 0 .62 ) ( 0 .54 ) ( 0 .53 )
NET ASSET
VALUE
End of period $ 8 .48 $ 8 .34 $ 8 .01 $ 8 .71 $ 10 .10 $ 9 .38

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .36% 12 .14% ( 1 .16 ) % ( 8 .13 ) % 13 .78% 3 .17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .14%
(4)
1 .13% 1 .01% 0 .99% 0 .97% 0 .98%
Net expenses
after waivers/
payments by
Price Associates 0 .90%
(4)
0 .90% 0 .90% 0 .92% 0 .94% 0 .94%
Net investment
income 7 .18%
(4)
7 .43% 7 .17% 5 .49% 5 .52% 5 .60%
Portfolio turnover
rate 52 .1% 87 .0% 31 .6% 73 .4% 135 .3% 156 .7%
Net assets, end
of period (in
thousands) $2,603 $2,940 $4,178 $6,873 $13,815 $14,497
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8 .31 $ 7 .98 $ 8 .68 $ 10 .06 $ 9 .35 $ 9 .57
Investment
activities
Net investment
income
(1)(2)
0 .31 0 .63 0 .61 0 .57 0 .57 0 .56
Net realized and
unrealized gain/
loss 0 .13 0 .34 ( 0 .70 ) ( 1 .31 ) 0 .71 ( 0 .22 )
Total from
investment
activities 0 .44 0 .97 ( 0 .09 ) ( 0 .74 ) 1 .28 0 .34
Distributions
Net investment
income ( 0 .31 ) ( 0 .64 ) ( 0 .61 ) ( 0 .56 ) ( 0 .57 ) ( 0 .56 )
Net realized gain — — — ( 0 .08 ) — —
Total distributions ( 0 .31 ) ( 0 .64 ) ( 0 .61 ) ( 0 .64 ) ( 0 .57 ) ( 0 .56 )
NET ASSET
VALUE
End of period $ 8 .44 $ 8 .31 $ 7 .98 $ 8 .68 $ 10 .06 $ 9 .35

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .39% 12 .49% ( 0 .90 ) % ( 7 .79 ) % 14 .04% 3 .58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .66%
(4)
0 .67% 0 .69% 0 .65% 0 .68% 0 .72%
Net expenses
after waivers/
payments by
Price Associates 0 .60%
(4)
0 .61% 0 .61% 0 .61% 0 .63% 0 .64%
Net investment
income 7 .47%
(4)
7 .71% 7 .49% 6 .04% 5 .78% 5 .86%
Portfolio turnover
rate 52 .1% 87 .0% 31 .6% 73 .4% 135 .3% 156 .7%
Net assets, end
of period (in
thousands) $234,603 $216,294 $191,390 $228,946 $55,120 $44,469
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  6.3% (1)
Consumer Goods  1.0%
Naked Juice, FRN, 3M TSFR + 6.00%, 10.704%, 1/24/30  455 196
Varsity Brands, FRN, 3M TSFR + 3.75%, 8.271%, 8/26/31  4,835 4,838
5,034
Energy  1.0%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%,
6/27/29 (2) 5,095 5,057
5,057
Health Care  1.0%
Endo Finance Holdings, FRN, 1M TSFR + 4.00%, 8.573%,
4/23/31 (2) 4,895 4,909
4,909
Insurance  0.3%
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%,
5/6/32  1,368 1,396
1,396
Media  0.4%
Magnite, FRN, 1M TSFR + 3.75%, 8.323%, 2/6/31 (3) 2,223 2,245
2,245
Retail  0.9%
Victra Holdings, FRN, 3M TSFR + 5.25%, 9.854%, 3/31/29  4,760 4,806
4,806
Technology & Electronics  1.7%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (2) 5,170 5,196
Icon Parent, FRN, 1M TSFR + 5.00%, 9/11/32 (2) 3,440 3,502
8,698
Total Bank Loans (Cost $32,105) 32,145
CORPORATE BONDS  87.4%
Automotive  2.9%
Adient Global Holdings, 8.25%, 4/15/31 (4) 2,865 2,987
Aston Martin Capital Holdings, 10.00%, 3/31/29 (4) 7,043 6,920
Clarios Global, 8.50%, 5/15/27 (4) 4,835 4,859
14,766
Basic Industry  5.8%
Camelot Return Merger Sub, 8.75%, 8/1/28 (4) 4,965 4,878
ERO Copper, 6.50%, 2/15/30 (4) 6,575 6,481
First Quantum Minerals, 8.625%, 6/1/31 (4) 4,928 5,076
LGI Homes, 8.75%, 12/15/28 (4) 4,915 5,198
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (4) 2,015 2,045

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
White Cap Parent, 8.25%, 3/15/26, (8.250% Cash or 9.00%
PIK) (4)(5) 5,760 5,745
29,423
Capital Goods  2.8%
AAR Escrow Issuer, 6.75%, 3/15/29 (4) 4,815 4,930
Bombardier, 7.25%, 7/1/31 (4) 4,645 4,790
Trivium Packaging Finance, 8.50%, 8/15/27 (4) 4,670 4,664
14,384
Consumer Goods  3.2%
Coty, 6.625%, 7/15/30 (4) 4,653 4,752
HLF Financing, 12.25%, 4/15/29 (4) 4,954 5,208
Sigma Holdco, 7.875%, 5/15/26 (4) 6,221 6,158
16,118
Energy  19.9%
Aethon United BR, 7.50%, 10/1/29 (4) 5,105 5,277
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (4) 4,980 5,098
CVR Energy, 8.50%, 1/15/29 (4) 5,005 4,917
Diamond Foreign Asset, 8.50%, 10/1/30 (4) 545 569
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (6) 9,495 10,027
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (4) 4,805 5,069
Energy Transfer, VR, 8.00%, 5/15/54 (6) 5,075 5,384
Energy Transfer, Series F, VR, 6.75% (6)(7) 760 758
Harvest Midstream I, 7.50%, 9/1/28 (4) 2,540 2,591
Howard Midstream Energy Partners, 7.375%, 7/15/32 (4) 4,080 4,192
Ithaca Energy North Sea, 8.125%, 10/15/29 (4) 6,245 6,245
Kinetik Holdings, 6.625%, 12/15/28 (4) 2,895 2,960
NGL Energy Operating, 8.125%, 2/15/29 (4) 4,825 4,916
PBF Holding, 7.875%, 9/15/30 (4) 5,255 5,367
Permian Resources Operating, 7.00%, 1/15/32 (4) 4,650 4,766
SM Energy, 7.00%, 8/1/32 (4) 5,290 5,317
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (4)(6) 4,740 4,959
Sunoco, 7.00%, 5/1/29 (4) 4,725 4,890
TGS, 8.50%, 1/15/30 (4) 2,290 2,350
Venture Global LNG, VR, 9.00% (4)(6)(7) 5,455 5,653
Vital Energy, 7.875%, 4/15/32 (4) 5,385 5,277
Weatherford International, 8.625%, 4/30/30 (4) 4,503 4,678
101,260
Financial Services  10.1%
APH Somerset Investor 2, 7.875%, 11/1/29 (4) 5,145 5,158
Aretec Group, 10.00%, 8/15/30 (4) 8,730 9,625
Encore Capital Group, 9.25%, 4/1/29 (4) 4,835 5,186
FirstCash, 6.875%, 3/1/32 (4) 4,893 4,972
OneMain Finance, 7.875%, 3/15/30  4,850 5,117

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Osaic Holdings, 10.75%, 8/1/27 (4) 10,440 10,766
PennyMac Financial Services, 7.875%, 12/15/29 (4) 5,047 5,325
PRA Group, 8.875%, 1/31/30 (4) 4,965 5,188
51,337
Health Care  4.3%
CHS, 8.00%, 12/15/27 (4) 7,150 7,114
Heartland Dental, 10.50%, 4/30/28 (4) 8,942 9,479
IQVIA, 6.50%, 5/15/30 (4) 5,235 5,372
21,965
Insurance  1.0%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (4) 4,910 4,971
4,971
Leisure  3.7%
Carnival Holdings Bermuda, 10.375%, 5/1/28 (4) 4,265 4,564
NCL, 8.375%, 2/1/28 (4) 4,395 4,593
Six Flags Entertainment, 7.25%, 5/15/31 (4) 9,578 9,865
19,022
Media  7.3%
CCO Holdings, 6.375%, 9/1/29 (4) 4,820 4,832
CCO Holdings, 7.375%, 3/1/31 (4) 4,840 5,009
CSC Holdings, 11.25%, 5/15/28 (4) 2,615 2,582
Deluxe, 8.125%, 9/15/29 (4) 5,190 5,255
DISH Network, 11.75%, 11/15/27 (4) 9,301 9,859
Midcontinent Communications, 8.00%, 8/15/32 (4) 4,922 5,150
Outfront Media Capital, 7.375%, 2/15/31 (4) 4,450 4,684
37,371
Real Estate  1.8%
Blackstone Mortgage Trust, 7.75%, 12/1/29 (4) 2,540 2,585
Brookfield Property REIT, 4.50%, 4/1/27 (4) 6,685 6,434
9,019
Retail  3.5%
Cougar JV Subsidiary, 8.00%, 5/15/32 (4) 4,658 4,885
eG Global Finance, 12.00%, 11/30/28 (4) 7,350 8,189
LCM Investments Holdings II, 8.25%, 8/1/31 (4) 4,720 4,933
18,007
Services  5.7%
Avis Budget Car Rental, 8.25%, 1/15/30 (4) 7,760 8,031
Ritchie Bros Holdings, 7.75%, 3/15/31 (4) 4,710 4,963
Sabre GLBL, 10.75%, 11/15/29 (4) 8,027 8,095
Williams Scotsman, 7.375%, 10/1/31 (4) 7,404 7,682
28,771
Technology & Electronics  5.9%
Cloud Software Group, 8.25%, 6/30/32 (4) 7,250 7,540

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, 9.00%, 9/30/29 (4) 3,765 3,803
McAfee, 7.375%, 2/15/30 (4) 5,460 5,303
NCR Atleos, 9.50%, 4/1/29 (4) 4,535 4,949
Open Text, 6.90%, 12/1/27 (4) 3,221 3,334
UKG, 6.875%, 2/1/31 (4) 4,810 4,942
29,871
Telecommunications  3.8%
Iliad Holding, 7.00%, 4/15/32 (4) 4,400 4,439
Level 3 Financing, 10.50%, 4/15/29 (4) 6,850 7,663
Telesat Canada, 6.50%, 10/15/27 (4) 3,835 1,227
Uniti Group, 6.50%, 2/15/29 (4) 1,435 1,256
Uniti Group, 10.50%, 2/15/28 (4) 3,595 3,815
Zayo Group Holdings, 6.125%, 3/1/28 (4) 1,270 1,168
19,568
Transportation  2.9%
JetBlue Airways Corp., 9.875%, 9/20/31 (4) 4,750 4,987
Latam Airlines Group, 7.875%, 4/15/30 (4) 4,890 5,017
VistaJet Malta Finance, 9.50%, 6/1/28 (4) 4,820 4,768
14,772
Utility  2.8%
NRG Energy, VR, 10.25% (4)(6)(7) 3,405 3,771
Talen Energy Supply, 8.625%, 6/1/30 (4) 4,635 4,982
Vistra, VR, 8.00% (4)(6)(7) 5,321 5,461
14,214
Total Corporate Bonds (Cost $437,180) 444,839
PREFERRED STOCKS  0.6%
Financial Services  0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 3,031
Total Preferred Stocks (Cost $2,727) 3,031

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  9.3%
Money Market Funds  9.3%
T. Rowe Price Government Reserve Fund, 4.67% (8)(9) 47,352 47,352
Total Short-Term Investments (Cost $47,352) 47,352
Total Investments in Securities
103.6% of Net Assets
(Cost $519,364) $ 527,367

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $423,553 and represents 83.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — # $ — $ 603 +
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 10,444 ¤ ¤ $ 47,352 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $603 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $47,352.

T. ROWE PRICE U.S. High Yield Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $519,364) $ 527,367
Interest receivable 8,684
Receivable for investment securities sold 3,464
Receivable for shares sold 177
Cash 94
Other assets 39
Total assets 539,825
Liabilities
Payable for investment securities purchased 29,282
Payable for shares redeemed 875
Investment management fees payable 229
Due to affiliates 30
Other liabilities 258
Total liabilities 30,674
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 509,151

T. ROWE PRICE U.S. High Yield Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (85,889)
Paid-in capital applicable to 60,121,346 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 595,040
NET ASSETS $ 509,151
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $271,945; Shares outstanding: 32,029,484) $ 8.49
Advisor Class
(Net assets: $2,603; Shares outstanding: 306,940) $ 8.48
I Class
(Net assets: $234,603; Shares outstanding: 27,784,922) $ 8.44

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 18,999
Dividend 788
Total income 19,787
Expenses
Investment management 1,357
Shareholder servicing
Investor Class $ 232
Advisor Class 3
I Class 37 272
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 13
I Class 3 16
Custody and accounting 106
Registration 37
Legal and audit 18
Directors 1
Miscellaneous 11
Waived / paid by Price Associates (145)
Total expenses 1,677
Net investment income 18,110
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,808)
Change in net unrealized gain / loss
Securities 9,765
Other assets and liabilities denominated in foreign currencies 2
Change in net unrealized gain / loss 9,767
Net realized and unrealized gain / loss 7,959
INCREASE IN NET ASSETS FROM OPERATIONS $ 26,069

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,110 $ 34,235
Net realized loss (1,808) (49,215)
Change in net unrealized gain / loss 9,767 66,322
Increase in net assets from operations 26,069 51,342
Distributions to shareholders
Net earnings
Investor Class (9,533) (18,275)
Advisor Class (99) (295)
I Class (8,449) (15,665)
Decrease in net assets from distributions (18,081) (34,235)
Capital share transactions
*
Shares sold
Investor Class 59,896 118,318
Advisor Class 330 888
I Class 35,175 64,814
Distributions reinvested
Investor Class 9,099 17,412
Advisor Class 98 295
I Class 7,067 13,121
Shares redeemed
Investor Class (56,250) (106,516)
Advisor Class (812) (2,601)
I Class (27,627) (60,805)
Increase in net assets from capital share
transactions 26,976 44,926

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 34,964 62,033
Beginning of period 474,187 412,154
End of period $ 509,151 $ 474,187
*Share information (000s)
Shares sold
Investor Class 7,094 14,322
Advisor Class 39 109
I Class 4,198 7,896
Distributions reinvested
Investor Class 1,078 2,110
Advisor Class 12 36
I Class 842 1,599
Shares redeemed
Investor Class (6,670) (12,904)
Advisor Class (96) (314)
I Class (3,296) (7,444)
Increase in shares outstanding 3,201 5,410

T. ROWE PRICE U.S. High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income.
The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High Yield Fund–Advisor Class (Advisor Class) and the U.S. High Yield
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE U.S. High Yield Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about

T. ROWE PRICE U.S. High Yield Fund

segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE U.S. High Yield Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE U.S. High Yield Fund

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE U.S. High Yield Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 444,839 $ — $ 444,839
Bank Loans — 29,900 2,245 32,145
Preferred Stocks — 3,031 — 3,031
Short-Term Investments 47,352 — — 47,352
Total $ 47,352 $ 477,770 $ 2,245 $ 527,367

T. ROWE PRICE U.S. High Yield Fund

loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $261,460,000 and
$241,580,000, respectively, for the six months ended November 30, 2024.

T. ROWE PRICE U.S. High Yield Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$92,379,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $519,366,000. Net unrealized gain aggregated
$8,000,000 at period-end, of which $11,240,000 related to appreciated investments and $3,240,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.

T. ROWE PRICE U.S. High Yield Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,029,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE U.S. High Yield Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $157,000 for T. Rowe Price
Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(80) $(3) $(62)

T. ROWE PRICE U.S. High Yield Fund

and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1106-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025